UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents		$ 375,067	$ 214,862
Restricted cash and short-term deposits		276,289	222,265
Trade accounts receivable	[1]	27,860	14,980
Inventories		7,443	7,408
Other current assets		16,557	6,047
Amounts due from related parties		10,912	7,898
Total current assets		714,128	473,460
Non-current
Restricted cash		176,029	175,550
Investments in affiliates		708,664	703,225
Asset under development		0	1,177,489
Vessels and equipment, net		3,342,677	2,077,059
Other non-current assets		251,476	157,504
Total assets		5,192,974	4,764,287
Current portion of long-term debt and short-term debt		868,725
Current
Current portion of long-term debt and short-term debt			1,384,933
Trade accounts payable		28,530	70,430
Accrued expenses		168,751	105,895
Other current liabilities		76,072	62,282
Amounts due to related parties		17,074	8,734
Total current liabilities		1,159,152	1,632,274
Non-current
Long-term debt		1,855,960	1,025,914
Amounts due to related parties		177,247	177,247
Other non-current liabilities		157,920	132,548
Total liabilities		3,350,279	2,967,983
Equity
Stockholders' equity		1,703,561	1,715,316
Non-controlling interests		139,134	80,988
Total liabilities and stockholders' equity		$ 5,192,974	$ 4,764,287

[1]	This includes amounts arising from transactions with related parties (see note 16).